LVIP Delaware Diversified Income Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.69%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.25% (LIBOR01M + 2.40%) 4/25/31	116,571	$ 116,825
Series 2019-R01 2M2 7.30% (LIBOR01M + 2.45%) 7/25/31	97,814	98,181
Series 2019-R02 1M2 7.15% (LIBOR01M + 2.30%) 8/25/31	104,951	105,115
Series 2022-R01 1M2 6.46% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,494,808
Series 2022-R02 2M2 7.56% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,529,220
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	128	130
Series 2004-T1 1A2 6.50% 1/25/44	1,872	1,931
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	6,932	6,867
Series 2004-W11 1A2 6.50% 5/25/44	11,407	11,845
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	11,974	9,489
Series 2017-40 GZ 3.50% 5/25/47	993,609	944,268
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	914,337	829,046
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 6.80% (LIBOR01M + 1.95%) 10/25/49	187,936	188,263
Series 2019-HQA4 M2 6.90% (LIBOR01M + 2.05%) 11/25/49	86,781	86,856
Series 2020-DNA2 M2 6.70% (LIBOR01M + 1.85%) 2/25/50	689,813	693,490
Series 2020-DNA6 M2 6.56% (SOFR30A + 2.00%) 12/25/50	5,408,124	5,408,094
Series 2021-DNA1 M2 6.36% (SOFR30A + 1.80%) 1/25/51	11,104,819	10,966,376
Series 2021-DNA3 M2 6.66% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,638,012
Series 2021-DNA5 M2 6.21% (SOFR30A + 1.65%) 1/25/34	4,894,253	4,790,250
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2021-HQA1 M2 6.81% (SOFR30A + 2.25%) 8/25/33	13,900,000	$ 13,380,308
Series 2021-HQA2 M2 6.61% (SOFR30A + 2.05%) 12/25/33	9,575,000	9,059,632
Series 2022-DNA1 M2 7.06% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,476,634
Series 2022-DNA2 M2 8.31% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,443,560
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.90% (LIBOR01M + 1.05%) 12/25/29	258,923	258,106
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,848	7,377
Series T-58 2A 6.50% 9/25/43	1,754	1,845
GNMA Series 2013-113 LY 3.00% 5/20/43	378,000	351,336
Total Agency Collateralized Mortgage Obligations (Cost $60,724,900)		58,897,864
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.23%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,419,621
•FREMF Mortgage Trust
Series 2014-K37 B 4.56% 1/25/47	1,500,000	1,485,188
Series 2017-K71 B 3.75% 11/25/50	1,175,000	1,097,281
Total Agency Commercial Mortgage-Backed Securities (Cost $5,267,740)		5,002,090
AGENCY MORTGAGE-BACKED SECURITIES–25.78%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	6,203,748	5,600,972
2.50% 7/1/36	9,803,837	9,109,782
Fannie Mae S.F. 20 yr
2.00% 3/1/41	5,651,475	4,885,456
2.00% 5/1/41	5,335,318	4,612,489
2.50% 10/1/41	4,057,676	3,627,481
3.00% 9/1/37	1,595,727	1,499,726
Fannie Mae S.F. 30 yr
2.00% 11/1/50	7,020,291	5,832,019
2.00% 12/1/50	9,845,733	8,167,838
2.00% 1/1/51	1,897,365	1,588,199
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 2/1/51	5,277,665	$ 4,404,573
2.00% 3/1/51	23,908,154	19,914,034
2.00% 4/1/51	5,188,471	4,301,265
2.00% 8/1/51	2,600,618	2,157,345
2.50% 1/1/43	2,223,403	1,950,279
2.50% 11/1/50	14,308,096	12,358,170
2.50% 1/1/51	4,151,759	3,602,727
2.50% 4/1/51	4,201,875	3,622,508
2.50% 2/1/52	8,239,821	7,136,337
3.00% 10/1/46	6,800,530	6,239,669
3.00% 4/1/47	732,184	669,527
3.00% 11/1/48	1,255,040	1,149,004
3.00% 12/1/49	10,654,245	9,666,266
3.00% 5/1/51	1,049,902	953,873
3.00% 7/1/51	8,102,199	7,326,146
3.00% 12/1/51	616,273	557,678
3.00% 2/1/52	5,288,620	4,765,338
3.50% 2/1/47	3,872,301	3,693,323
3.50% 7/1/47	3,334,356	3,180,991
3.50% 1/1/48	1,643,719	1,551,983
3.50% 2/1/48	2,241,934	2,114,210
3.50% 11/1/48	1,954,852	1,843,481
3.50% 1/1/50	2,344,337	2,198,181
3.50% 3/1/50	1,294,396	1,222,635
3.50% 8/1/50	11,059,864	10,434,539
3.50% 1/1/52	2,202,268	2,046,594
3.50% 3/1/52	573,585	538,229
3.50% 4/1/52	4,944,886	4,639,026
3.50% 5/1/52	9,556,154	8,922,896
3.50% 6/1/52	28,365,902	26,359,386
4.00% 3/1/47	7,964,744	7,765,466
4.00% 4/1/47	914,321	894,648
4.00% 6/1/48	3,160,552	3,076,113
4.00% 9/1/48	213,129	206,998
4.00% 10/1/48	4,693,342	4,607,599
4.00% 6/1/49	1,021,057	997,649
4.00% 5/1/51	7,013,249	6,785,666
4.50% 6/1/40	256,657	258,115
4.50% 7/1/40	376,030	367,315
4.50% 8/1/41	848,111	852,937
4.50% 5/1/46	62,320	62,673
4.50% 4/1/48	353,570	357,101
4.50% 12/1/48	43,206	43,000
4.50% 1/1/49	8,969,377	8,956,309
4.50% 1/1/50	6,214,771	6,233,489
4.50% 9/1/52	3,159,020	3,095,037
4.50% 10/1/52	32,507,414	31,858,408
5.00% 7/1/47	803,472	820,547
5.00% 7/1/49	1,539,770	1,558,367
5.00% 1/1/51	6,668,980	6,741,443
5.00% 7/1/52	6,046,571	6,048,566
5.00% 10/1/52	17,684,151	17,740,009
5.50% 5/1/44	6,646,819	6,881,813
5.50% 10/1/52	14,904,112	15,122,777
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 11/1/52	7,448,547	$ 7,593,144
5.50% 12/1/52	3,388,167	3,422,235
5.50% 3/1/53	21,634,382	21,851,914
6.00% 6/1/41	1,944,824	2,022,164
6.00% 7/1/41	9,907,613	10,351,958
6.00% 1/1/42	1,618,941	1,691,300
Freddie Mac S.F. 15 yr
2.00% 12/1/35	3,552,988	3,223,071
3.00% 3/1/35	12,952,798	12,280,844
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,453,507	5,578,710
2.50% 1/1/40	3,211,772	2,873,036
2.50% 6/1/41	11,184,674	9,977,168
3.00% 4/1/42	2,525,622	2,310,758
5.00% 11/1/42	5,526,984	5,566,460
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,071,206	1,713,265
2.50% 10/1/50	4,765,742	4,165,822
2.50% 2/1/51	15,758,200	13,773,763
2.50% 3/1/51	8,359,251	7,279,466
3.00% 11/1/46	2,863,207	2,626,106
3.00% 1/1/47	2,807,170	2,568,808
3.00% 1/1/50	1,152,416	1,047,745
3.00% 7/1/50	1,697,236	1,546,248
3.00% 5/1/51	10,426,166	9,527,626
3.00% 8/1/52	7,870,717	7,122,651
3.50% 12/1/47	1,153,781	1,088,202
3.50% 11/1/48	2,810,284	2,656,921
3.50% 2/1/52	2,045,536	1,902,419
3.50% 4/1/52	3,980,291	3,716,849
4.00% 12/1/45	1,383,201	1,358,287
4.00% 7/1/47	275,358	268,352
4.00% 10/1/47	1,275,859	1,231,661
4.00% 9/1/52	15,686,723	15,064,235
4.50% 1/1/49	4,595,254	4,571,963
4.50% 3/1/49	291,373	290,216
4.50% 4/1/49	1,399,136	1,396,066
4.50% 8/1/49	3,013,406	3,014,217
5.00% 7/1/52	8,349,973	8,368,841
5.50% 9/1/41	2,880,506	2,993,686
5.50% 9/1/52	8,320,633	8,482,290
5.50% 11/1/52	5,107,294	5,180,286
5.50% 3/1/53	4,142,000	4,237,095
GNMA I S.F. 30 yr 3.00% 3/15/50	736,925	675,908
GNMA II S.F. 30 yr
3.00% 12/20/51	5,167,427	4,715,875
3.00% 1/20/52	9,907,540	9,040,126
5.00% 9/20/52	2,841,012	2,846,154
5.50% 5/20/37	103,234	107,964
5.50% 6/20/49	5,738,070	5,880,977
Total Agency Mortgage-Backed Securities (Cost $607,740,449)		564,979,072

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–0.04%
Airport Authority
2.50% 1/12/32	605,000	$ 520,359
3.25% 1/12/52	595,000	458,796
Total Agency Obligations (Cost $1,194,071)		979,155
CONVERTIBLE BONDS–0.34%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	5,008,273
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	3,153,000	2,539,741
Total Convertible Bonds (Cost $8,198,371)		7,548,014
CORPORATE BONDS–37.63%
Aerospace & Defense–0.30%
Boeing Co.
3.25% 2/1/28	2,935,000	2,734,862
3.75% 2/1/50	4,955,000	3,750,063
		6,484,925
Agriculture–0.02%
**†πMHP Lux SA 6.25% 9/19/29	785,000	372,875
		372,875
Airlines–1.53%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	670,150	659,502
Azul Investments LLP
5.88% 10/26/24	600,000	476,789
7.25% 6/15/26	545,000	357,340
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	8,054,391
7.38% 1/15/26	1,830,000	1,904,188
Grupo Aeromexico SAB de CV 8.50% 3/17/27	4,670,000	4,105,618
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	6,532,187	6,511,153
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,573,324
4.63% 4/15/29	8,693,000	7,862,831
		33,505,136
Auto Manufacturers–0.37%
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	574,600
2.90% 2/16/28	1,500,000	1,289,400
2.90% 2/10/29	900,000	745,174
4.54% 8/1/26	2,554,000	2,421,192
General Motors Co. 5.00% 10/1/28	2,289,000	2,255,363
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Kia Corp. 2.38% 2/14/25	760,000	$ 721,629
		8,007,358
Auto Parts & Equipment–0.23%
Aptiv PLC 3.10% 12/1/51	7,302,000	4,627,614
Nemak SAB de CV 3.63% 6/28/31	695,000	526,480
		5,154,094
Banks–7.33%
Access Bank PLC 6.13% 9/21/26	865,000	686,637
Akbank TAS 6.80% 2/6/26	720,000	695,088
Banco Continental SAECA 2.75% 12/10/25	1,160,000	1,029,802
Banco de Credito e Inversiones SA 3.50% 10/12/27	745,000	678,695
μBanco GNB Sudameris SA 7.50% 4/16/31	990,000	736,351
μBanco Industrial SA 4.88% 1/29/31	450,000	415,688
μBanco Mercantil del Norte SA 8.38% 10/14/30	405,000	376,043
Banco Nacional de Panama 2.50% 8/11/30	360,000	279,322
μBancolombia SA 6.91% 10/18/27	605,000	553,575
μBangkok Bank PCL 5.00% 9/23/25	600,000	545,933
μBank Hapoalim BM 3.26% 1/21/32	765,000	636,327
Bank Leumi Le-Israel BM
5.13% 7/27/27	595,000	580,869
μ7.13% 7/18/33	800,000	774,800
μBank of America Corp.
2.48% 9/21/36	10,395,000	7,894,243
6.20% 11/10/28	4,240,000	4,432,419
Bank of Montreal 1.85% 5/1/25	65,000	60,878
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,608,331
μBarclays PLC 7.39% 11/2/28	1,372,000	1,454,242
μBBVA Bancomer S.A. 5.88% 9/13/34	770,000	672,518
BPCE SA 5.13% 1/18/28	2,030,000	2,011,122
CIMB Bank Bhd 2.13% 7/20/27	605,000	549,291
μCitigroup, Inc. 5.61% 9/29/26	3,410,000	3,435,414
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,429,819
Credit Agricole SA 5.30% 7/12/28	1,630,000	1,652,481
Credit Suisse AG 7.95% 1/9/25	1,130,000	1,148,656

LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	$ 2,103,128
3.74% 1/7/33	1,364,000	986,866
6.72% 1/18/29	1,829,000	1,816,217
Emirates NBD Bank PJSC
2.63% 2/18/25	330,000	313,385
μ6.13% 4/9/26	555,000	540,481
μFifth Third Bancorp 6.36% 10/27/28	679,000	683,453
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,725,700
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	555,000	521,034
Hana Bank 1.25% 12/16/26	635,000	554,488
Huntington National Bank
μ4.55% 5/17/28	1,000,000	942,172
5.65% 1/10/30	1,465,000	1,403,859
ICICI Bank Ltd. 4.00% 3/18/26	445,000	428,846
μItau Unibanco Holding SA 3.88% 4/15/31	635,000	564,384
μJPMorgan Chase & Co.
1.76% 11/19/31	4,395,000	3,488,138
1.95% 2/4/32	3,515,000	2,827,820
2.52% 4/22/31	2,905,000	2,483,390
2.58% 4/22/32	2,175,000	1,830,593
3.11% 4/22/41	1,290,000	985,325
3.11% 4/22/51	2,205,000	1,560,572
3.70% 5/6/30	230,000	213,805
4.60% 2/1/25	55,000	51,150
5.00% 8/1/24	2,495,000	2,395,449
KeyBank NA
5.00% 1/26/33	5,665,000	5,263,020
5.85% 11/15/27	709,000	697,129
μKeyCorp 4.79% 6/1/33	943,000	844,286
μMorgan Stanley
0.50% 10/26/29	3,350,000	2,978,533
1.79% 2/13/32	175,000	137,386
1.93% 4/28/32	2,765,000	2,175,237
2.48% 9/16/36	21,355,000	16,223,370
6.14% 10/16/26	1,475,000	1,503,024
6.30% 10/18/28	3,189,000	3,353,380
6.34% 10/18/33	1,475,000	1,610,980
μNBK SPC Ltd. 1.63% 9/15/27	1,305,000	1,159,819
μPNC Financial Services Group, Inc. 5.67% 10/28/25	2,140,000	2,141,096
Popular, Inc. 7.25% 3/13/28	1,480,000	1,463,676
QNB Finance Ltd. 2.63% 5/12/25	845,000	802,933
Shinhan Bank Co. Ltd. 3.88% 3/24/26	590,000	561,538
μShinhan Financial Group Co. Ltd. 3.34% 2/5/30	425,000	406,820
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μStandard Chartered PLC 6.30% 1/9/29	665,000	$ 679,595
μState Street Corp.
2.20% 2/7/28	2,150,000	1,956,887
5.75% 11/4/26	480,000	489,164
5.82% 11/4/28	335,000	349,420
SVB Financial Group
‡1.80% 2/2/31	1,505,000	857,850
μ‡4.00% 5/15/26	6,755,000	439,075
μ‡4.10% 2/15/31	4,850,000	311,516
μ‡4.57% 4/29/33	4,845,000	2,810,100
Toronto-Dominion Bank 4.11% 6/8/27	4,670,000	4,522,988
Truist Bank
2.25% 3/11/30	4,195,000	3,446,529
μ2.64% 9/17/29	10,165,000	9,542,954
μTruist Financial Corp.
4.95% 9/1/25	2,750,000	2,541,774
6.12% 10/28/33	1,294,000	1,357,576
μTurkiye Garanti Bankasi AS 7.18% 5/24/27	540,000	506,498
U.S. Bancorp
μ2.49% 11/3/36	1,685,000	1,300,542
3.38% 2/5/24	4,245,000	4,164,010
3.60% 9/11/24	2,640,000	2,553,382
3.95% 11/17/25	4,130,000	3,975,708
μ4.65% 2/1/29	1,240,000	1,212,062
μ4.84% 2/1/34	1,385,000	1,343,900
μ5.73% 10/21/26	1,515,000	1,521,496
U.S. Bank NA 3.40% 7/24/23	2,360,000	2,344,840
μUBS Group AG 0.25% 11/5/28	1,650,000	1,459,707
		160,768,599
Beverages–0.07%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	745,000	692,403
Cia Cervecerias Unidas SA 3.35% 1/19/32	540,000	457,650
Coca-Cola Icecek AS 4.50% 1/20/29	550,000	491,282
		1,641,335
Biotechnology–0.55%
Amgen, Inc.
5.15% 3/2/28	1,020,000	1,041,441
5.25% 3/2/30	1,240,000	1,268,250
5.25% 3/2/33	2,347,000	2,411,306
5.65% 3/2/53	895,000	931,427
Royalty Pharma PLC
1.75% 9/2/27	5,390,000	4,670,989
3.35% 9/2/51	2,758,000	1,816,678
		12,140,091

LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.37%
Cemex SAB de CV
7.38% 6/5/27	605,000	$ 625,963
μ9.13% 3/14/28	752,000	753,093
GCC SAB de CV 3.61% 4/20/32	760,000	637,657
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,453,979
0.63% 4/6/30	1,700,000	1,459,407
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,350,777
UltraTech Cement Ltd. 2.80% 2/16/31	805,000	645,803
West China Cement Ltd. 4.95% 7/8/26	365,000	291,164
		8,217,843
Chemicals–0.59%
Braskem Netherlands Finance BV 7.25% 2/13/33	755,000	725,177
Celanese U.S. Holdings LLC
6.05% 3/15/25	3,740,000	3,761,467
6.17% 7/15/27	750,000	754,278
ICL Group Ltd. 6.38% 5/31/38	505,000	498,743
MEGlobal Canada ULC 5.00% 5/18/25	535,000	529,254
Nutrien Ltd. 4.90% 3/27/28	820,000	819,760
OCP SA
3.75% 6/23/31	440,000	358,072
5.13% 6/23/51	295,000	214,182
6.88% 4/25/44	305,000	276,861
Sasol Financing USA LLC 6.50% 9/27/28	800,000	747,569
Sherwin-Williams Co. 3.30% 5/15/50	6,015,000	4,252,421
		12,937,784
Coal–0.04%
Indika Energy Capital IV Pte. Ltd. 8.25% 10/22/25	865,000	852,085
		852,085
Commercial Services–0.36%
Ashtead Capital, Inc. 2.45% 8/12/31	4,810,000	3,789,195
Bidvest Group U.K. PLC 3.63% 9/23/26	825,000	746,229
Hutama Karya Persero PT 3.75% 5/11/30	300,000	270,831
International Container Terminal Services, Inc. 4.75% 6/17/30	1,165,000	1,084,033
^Rutas 2 & 7 Finance Ltd. 0.00% 9/30/36	949,500	596,951
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	$ 1,446,417
		7,933,656
Computers–0.08%
CA Magnum Holdings 5.38% 10/31/26	575,000	503,530
NCR Corp.
5.00% 10/1/28	635,000	558,143
5.13% 4/15/29	775,000	670,571
		1,732,244
Cosmetics & Personal Care–0.03%
Natura Cosmeticos SA 4.13% 5/3/28	710,000	578,102
		578,102
Diversified Financial Services–2.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,858,265
3.00% 10/29/28	2,305,000	2,012,316
4.50% 9/15/23	860,000	851,777
6.50% 7/15/25	2,870,000	2,890,748
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,607,552
2.88% 1/15/32	4,270,000	3,527,089
3.00% 2/1/30	5,465,000	4,674,832
3.38% 7/1/25	1,255,000	1,195,608
μ4.13% 12/15/26	5,260,000	3,576,800
4.63% 10/1/28	3,740,000	3,548,741
5.85% 12/15/27	1,265,000	1,271,709
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	4,952,673
6.25% 4/15/28	540,000	540,755
μCharles Schwab Corp. 5.38% 6/1/25	2,860,000	2,709,850
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,057,315
6.50% 1/20/43	750,000	768,518
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	2,135,000	1,960,809
		44,005,357
Electric–4.07%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	820,000	725,648
AEP Transmission Co. LLC 5.40% 3/15/53	595,000	619,762
μAES Andes SA 7.13% 3/26/79	700,000	669,041
Alfa Desarrollo SpA 4.55% 9/27/51	726,401	532,663

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	$ 5,191,548
Calpine Corp.
4.50% 2/15/28	896,000	831,146
5.00% 2/1/31	2,905,000	2,459,134
5.13% 3/15/28	855,000	782,813
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,494,282
Cikarang Listrindo Tbk PT 4.95% 9/14/26	775,000	738,187
Colbun SA 3.95% 10/11/27	605,000	565,675
Consorcio Transmantaro SA 5.20% 4/11/38	695,000	639,400
Duke Energy Carolinas LLC 4.95% 1/15/33	3,610,000	3,707,853
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,339,408
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,813,109
Enel Finance America LLC 2.88% 7/12/41	3,145,000	2,068,904
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,650,450
Entergy Louisiana LLC 4.95% 1/15/45	545,000	508,947
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,902,126
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,050,690
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	1,700,446
Exelon Corp. 5.30% 3/15/33	1,115,000	1,134,360
FirstEnergy Transmission LLC 4.55% 4/1/49	15,000	12,624
Indianapolis Power & Light Co. 5.65% 12/1/32	1,880,000	1,974,930
Interchile SA 4.50% 6/30/56	540,000	431,730
Israel Electric Corp. Ltd. 3.75% 2/22/32	750,000	653,664
JSW Hydro Energy Ltd. 4.13% 5/18/31	725,700	600,914
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	4,535,361
Minejesa Capital BV 5.63% 8/10/37	545,000	425,750
Mong Duong Finance Holdings BV 5.13% 5/7/29	838,000	707,889
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	370,000	393,930
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	1,990,000	1,339,667
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	2,341,111
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oryx Funding Ltd. 5.80% 2/3/31	810,000	$ 776,158
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	806,684
3.25% 6/1/31	825,000	698,951
3.30% 8/1/40	6,427,000	4,558,502
PacifiCorp 5.35% 12/1/53	1,030,000	1,054,043
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	454,813
5.25% 5/15/47	528,000	455,303
PG&E Corp. 5.25% 7/1/30	2,640,000	2,450,712
Public Service Co. of Colorado 5.25% 4/1/53	1,350,000	1,375,118
μSempra Energy 4.88% 10/15/25	1,155,000	1,081,731
Sociedad de Transmision Austral SA 4.00% 1/27/32	585,000	485,490
Southern California Edison Co.
3.45% 2/1/52	2,806,000	2,053,661
3.65% 2/1/50	3,245,000	2,498,016
4.00% 4/1/47	1,745,000	1,432,964
4.88% 3/1/49	4,680,000	4,330,503
Southern Co. 5.70% 10/15/32	1,595,000	1,677,290
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,712,962
μVistra Corp. 7.00% 12/15/26	2,500,000	2,200,000
Vistra Operations Co. LLC 5.13% 5/13/25	4,660,000	4,541,289
		89,187,352
Energy-Alternate Sources–0.11%
Energo-Pro AS 8.50% 2/4/27	795,000	762,206
Greenko Power II Ltd. 4.30% 12/13/28	615,975	531,279
Sweihan PV Power Co. PJSC 3.63% 1/31/49	598,752	488,586
UEP Penonome II SA 6.50% 10/1/38	849,416	637,305
		2,419,376
Engineering & Construction–0.36%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	2,892,361
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	1,007,543	901,748
Cellnex Finance Co. SA 3.88% 7/7/41	3,639,000	2,672,736
IHS Holding Ltd. 5.63% 11/29/26	745,000	624,385

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	1,035,000	$ 808,377
		7,899,607
Entertainment–0.09%
Warnermedia Holdings, Inc. 5.14% 3/15/52	2,320,000	1,879,742
		1,879,742
Food–0.18%
Indofood CBP Sukses Makmur Tbk PT 3.54% 4/27/32	680,000	557,660
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00% 2/2/29	2,627,000	2,237,810
3.75% 12/1/31	755,000	623,488
5.50% 1/15/30	620,000	591,877
		4,010,835
Forest Products & Paper–0.25%
Georgia-Pacific LLC 8.00% 1/15/24	5,305,000	5,420,259
		5,420,259
Gas–0.24%
Atmos Energy Corp. 2.85% 2/15/52	1,680,000	1,140,687
ENN Energy Holdings Ltd. 2.63% 9/17/30	905,000	761,198
SouthernGas Capital Corp. 5.15% 9/15/32	3,227,000	3,253,979
		5,155,864
Health Care Products–0.22%
Baxter International, Inc. 3.13% 12/1/51	3,516,000	2,280,275
GE HealthCare Technologies, Inc.
5.60% 11/15/25	1,255,000	1,270,144
5.65% 11/15/27	1,255,000	1,297,193
		4,847,612
Health Care Services–1.49%
Centene Corp. 3.38% 2/15/30	1,980,000	1,727,439
DaVita, Inc.
3.75% 2/15/31	1,500,000	1,183,125
4.63% 6/1/30	2,600,000	2,219,334
Elevance Health, Inc. 5.13% 2/15/53	1,686,000	1,679,414
HCA, Inc. 3.50% 7/15/51	338,000	233,366
Humana, Inc. 5.75% 3/1/28	899,000	933,647
Tenet Healthcare Corp.
4.25% 6/1/29	7,075,000	6,400,823
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. (continued)
6.13% 10/1/28	2,760,000	$ 2,645,239
UnitedHealth Group, Inc.
4.50% 4/15/33	8,025,000	7,978,826
5.05% 4/15/53	7,640,000	7,722,463
		32,723,676
Holding Companies-Diversified–0.03%
Inversiones La Construccion SA 4.75% 2/7/32	765,000	607,225
		607,225
Housewares–0.02%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	525,000	514,416
		514,416
Insurance–1.85%
AIA Group Ltd. 3.38% 4/7/30	505,000	464,474
American International Group, Inc. 5.13% 3/27/33	3,935,000	3,911,401
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	12,067,095
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,731,242
3.95% 5/25/51	1,925,000	1,323,850
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	6,190,000	5,176,058
Brighthouse Financial, Inc.
3.85% 12/22/51	4,252,000	2,745,680
4.70% 6/22/47	885,000	646,515
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	5,490,000	5,690,220
μMetLife, Inc. 3.85% 9/15/25	2,875,000	2,533,028
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	2,477,715
Sagicor Financial Co. Ltd. 5.30% 5/13/28	850,000	804,236
		40,571,514
Internet–0.14%
Alibaba Group Holding Ltd. 2.70% 2/9/41	665,000	446,561
Amazon.com, Inc. 2.50% 6/3/50	2,540,000	1,721,820
Tencent Holdings Ltd.
2.88% 4/22/31	485,000	420,742
3.68% 4/22/41	540,000	411,910
		3,001,033

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies–0.03%
Huarong Finance 2017 Co. Ltd. 4.25% 11/7/27	200,000	$ 154,000
Huarong Finance 2019 Co. Ltd. 3.88% 11/13/29	605,000	417,961
		571,961
Iron & Steel–0.11%
CSN Resources SA
5.88% 4/8/32	670,000	547,087
7.63% 4/17/26	445,000	445,102
**†πMetinvest BV 7.75% 10/17/29	1,080,000	588,600
Vale Overseas Ltd. 3.75% 7/8/30	875,000	784,232
		2,365,021
Leisure Time–0.22%
Carnival Corp.
4.00% 8/1/28	1,105,000	951,217
7.63% 3/1/26	2,734,000	2,494,775
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,670,000	1,474,418
		4,920,410
Lodging–0.17%
MGM China Holdings Ltd.
4.75% 2/1/27	970,000	868,839
5.25% 6/18/25	340,000	322,149
Sands China Ltd.
3.75% 8/8/31	990,000	794,000
4.30% 1/8/26	750,000	702,984
Studio City Finance Ltd. 6.50% 1/15/28	1,170,000	984,567
		3,672,539
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	44,786
		44,786
Media–1.58%
Altice Financing SA 5.00% 1/15/28	665,000	540,778
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,598,308
3.85% 4/1/61	6,270,000	3,909,258
4.80% 3/1/50	1,635,000	1,246,186
Comcast Corp.
2.80% 1/15/51	948,000	640,203
3.20% 7/15/36	2,378,000	2,003,405
3.75% 4/1/40	835,000	716,761
CSC Holdings LLC 4.63% 12/1/30	1,680,000	828,408
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	3,680,000	$ 3,332,976
Discovery Communications LLC
4.00% 9/15/55	1,325,000	878,679
4.13% 5/15/29	11,195,000	10,427,412
5.20% 9/20/47	1,755,000	1,453,966
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,992,381
		34,568,721
Mining–1.05%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	535,000	475,677
Antofagasta PLC 5.63% 5/13/32	455,000	452,452
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	602,799
4.25% 7/17/42	200,000	167,871
First Quantum Minerals Ltd.
6.88% 10/15/27	470,000	453,095
7.50% 4/1/25	485,000	484,602
FMG Resources August Pty. Ltd. 6.13% 4/15/32	6,250,000	6,015,625
Freeport Indonesia PT
5.32% 4/14/32	600,000	558,655
6.20% 4/14/52	345,000	315,671
Newmont Corp.
2.25% 10/1/30	3,720,000	3,125,047
2.60% 7/15/32	2,205,000	1,845,553
2.80% 10/1/29	7,585,000	6,707,231
Novelis Corp. 4.75% 1/30/30	1,445,000	1,327,659
Stillwater Mining Co. 4.50% 11/16/29	670,000	549,829
		23,081,766
Miscellaneous Manufacturing–0.37%
Eaton Corp. 4.15% 3/15/33	1,655,000	1,600,679
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,494,405
2.75% 4/1/31	3,420,000	2,915,905
		8,010,989
Office Business Equipment–0.24%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,007,460
3.28% 12/1/28	4,860,000	4,281,174
		5,288,634

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–1.66%
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	$ 2,288,829
4.81% 2/13/33	1,175,000	1,193,053
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,306,725
Canacol Energy Ltd. 5.75% 11/24/28	560,000	452,200
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,132,700
Diamondback Energy, Inc. 4.25% 3/15/52	2,461,000	1,930,838
Ecopetrol SA
5.88% 11/2/51	550,000	371,938
8.88% 1/13/33	760,000	769,310
Energean Israel Finance Ltd. 4.88% 3/30/26	535,000	494,875
Geopark Ltd. 5.50% 1/17/27	610,000	511,927
KazMunayGas National Co. JSC
4.75% 4/19/27	220,000	202,105
5.38% 4/24/30	550,000	490,504
Kosmos Energy Ltd. 7.75% 5/1/27	1,070,000	898,543
MC Brazil Downstream Trading Sarl 7.25% 6/30/31	516,222	405,751
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	785,000	694,716
Murphy Oil Corp. 5.88% 12/1/27	3,525,000	3,433,115
Oil & Gas Holding Co. BSCC 7.63% 11/7/24	404,000	409,797
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	2,219,466
Pertamina Persero PT 3.65% 7/30/29	410,000	379,250
Petrobras Global Finance BV 6.75% 6/3/50	510,000	450,330
Petroleos Mexicanos
6.70% 2/16/32	165,000	131,342
6.75% 9/21/47	839,000	545,401
7.69% 1/23/50	255,000	179,951
10.00% 2/7/33	820,000	786,006
Petronas Capital Ltd. 3.50% 4/21/30	500,000	465,538
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	530,000	482,191
SA Global Sukuk Ltd. 2.69% 6/17/31	290,000	254,068
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	185,030
3.50% 11/24/70	415,000	279,606
4.25% 4/16/39	880,000	787,688
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	472,000	$ 421,034
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	741,000	594,750
Tullow Oil PLC 10.25% 5/15/26	651,000	501,921
Valero Energy Corp. 3.65% 12/1/51	2,712,000	1,968,928
YPF SA 6.95% 7/21/27	1,160,000	861,706
		36,481,132
Oil & Gas Services–0.03%
Guara Norte Sarl 5.20% 6/15/34	887,806	764,268
		764,268
Packaging & Containers–0.33%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	3,934,000	3,385,452
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	3,270,000	3,270,000
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	795,000	669,602
		7,325,054
Pharmaceuticals–1.74%
AbbVie, Inc. 4.05% 11/21/39	6,371,000	5,690,793
Bausch Health Cos., Inc. 11.00% 9/30/28	1,669,000	1,228,117
CVS Health Corp.
1.88% 2/28/31	615,000	498,104
2.70% 8/21/40	4,745,000	3,393,456
3.75% 4/1/30	1,535,000	1,435,984
4.78% 3/25/38	9,625,000	9,175,323
5.05% 3/25/48	4,900,000	4,583,980
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	1,845,000	1,407,548
3.18% 7/9/50	7,631,000	5,450,637
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	475,000	430,213
6.75% 3/1/28	510,000	510,056
Viatris, Inc.
1.65% 6/22/25	595,000	545,613
2.70% 6/22/30	3,640,000	2,958,488
Zoetis, Inc. 5.40% 11/14/25	725,000	737,232
		38,045,544

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.41%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00% 2/1/29	3,383,000	$ 3,220,582
EIG Pearl Holdings Sarl 4.39% 11/30/46	600,000	472,330
Enbridge, Inc. 5.70% 3/8/33	805,000	837,316
Energy Transfer LP
5.75% 2/15/33	427,000	437,325
6.25% 4/15/49	8,940,000	8,857,102
μ6.50% 11/15/26	5,670,000	4,989,600
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,899,975
3.30% 2/15/53	4,245,000	3,070,889
5.35% 1/31/33	490,000	507,682
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	916,605	741,522
Greensaif Pipelines Bidco Sarl 6.51% 2/23/42	875,000	921,700
KazTransGas JSC 4.38% 9/26/27	901,000	805,945
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,671,561
5.20% 6/1/33	1,750,000	1,738,618
NuStar Logistics LP
5.63% 4/28/27	420,000	397,671
6.38% 10/1/30	4,436,000	4,256,342
ONEOK, Inc. 7.50% 9/1/23	5,305,000	5,323,706
Sabine Pass Liquefaction LLC 5.75% 5/15/24	3,000	3,007
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	3,540,000	3,422,772
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,130,635
TMS Issuer Sarl 5.78% 8/23/32	535,000	556,143
Transportadora de Gas del Sur SA 6.75% 5/2/25	570,000	513,000
		52,775,423
Private Equity–0.02%
GLP Pte. Ltd. 3.88% 6/4/25	545,000	424,519
		424,519
Real Estate–0.08%
China Evergrande Group 10.00% 4/11/23	1,020,000	76,812
CIFI Holdings Group Co. Ltd. 6.45% 11/7/24	795,000	165,356
Country Garden Holdings Co. Ltd.
4.20% 2/6/26	459,000	265,044
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Country Garden Holdings Co. Ltd. (continued)
7.25% 4/8/26	495,000	$ 313,088
μMAF Global Securities Ltd. 7.88% 6/30/27	550,000	552,469
RKPF Overseas Ltd. 5.13% 7/26/26	430,000	291,912
Sino-Ocean Land Treasure IV Ltd. 4.75% 8/5/29	485,000	188,338
		1,853,019
Real Estate Investment Trusts–0.96%
American Homes 4 Rent LP 3.63% 4/15/32	2,910,000	2,519,783
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	790,000	583,544
Crown Castle, Inc.
1.05% 7/15/26	3,225,000	2,841,779
2.10% 4/1/31	6,149,000	5,024,509
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	4,589,920
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,536,466
Trust Fibra Uno 4.87% 1/15/30	200,000	169,618
VICI Properties LP 4.95% 2/15/30	3,840,000	3,603,329
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	260,132
		21,129,080
Retail–0.10%
Alsea SAB de CV 7.75% 12/14/26	730,000	713,144
Arcos Dorados BV 6.13% 5/27/29	555,000	530,508
Future Retail Ltd. 5.60% 1/22/25	905,000	17,014
InRetail Consumer 3.25% 3/22/28	985,000	851,828
		2,112,494
Semiconductors–0.49%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	2,956,615
Entegris Escrow Corp. 4.75% 4/15/29	2,145,000	2,027,889
Micron Technology, Inc. 6.75% 11/1/29	576,000	611,897
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	1,965,000	1,393,523
4.30% 6/18/29	739,000	709,721
5.55% 12/1/28	845,000	861,848

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
SK Hynix, Inc.
1.50% 1/19/26	460,000	$ 408,765
6.50% 1/17/33	625,000	620,522
TSMC Global Ltd. 4.63% 7/22/32	1,070,000	1,077,745
		10,668,525
Software–0.41%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,630,511
Oracle Corp.
4.65% 5/6/30	785,000	764,374
5.55% 2/6/53	3,670,000	3,493,991
6.15% 11/9/29	1,050,000	1,118,384
		9,007,260
Sovereign–0.01%
**†πState Agency of Roads of Ukraine 6.25% 6/24/30	855,000	147,385
		147,385
Telecommunications–2.44%
Altice France SA 5.50% 10/15/29	2,535,000	1,938,403
America Movil SAB de CV 4.70% 7/21/32	810,000	797,720
AT&T, Inc.
3.50% 6/1/41	2,994,000	2,362,834
3.50% 9/15/53	14,125,000	10,255,428
Axian Telecom 7.38% 2/16/27	705,000	638,096
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	3,520,000	3,308,800
CT Trust 5.13% 2/3/32	790,000	660,898
Frontier Communications Holdings LLC
5.00% 5/1/28	3,740,000	3,245,422
5.88% 10/15/27	2,200,000	2,000,020
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	1,255,000	1,179,385
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	1,065,001	1,056,894
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	429,961
3.75% 4/15/27	4,155,000	3,994,090
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	650,000	574,098
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,750,636
2.88% 11/20/50	1,945,000	1,293,688
3.40% 3/22/41	3,635,000	2,890,015
4.50% 8/10/33	12,400,000	11,981,557
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	3,560,000	$ 3,028,777
		53,386,722
Transportation–0.24%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	2,790,000	1,951,056
Georgian Railway JSC 4.00% 6/17/28	935,000	796,657
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	822,515	717,600
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	1,150,000	1,087,182
Rumo Luxembourg Sarl 5.25% 1/10/28	730,000	671,600
		5,224,095
Trucking & Leasing–0.01%
DAE Funding LLC 1.55% 8/1/24	300,000	282,158
		282,158
Total Corporate Bonds (Cost $934,654,868)		824,721,500
LOAN AGREEMENTS–3.20%
•Amentum Government Services Holdings LLC
8.76% (SOFR CME03M + 4.76%) 2/15/29	2,802,872	2,733,978
9.03% (SOFR CME03M + 5.03%) 2/15/29	3,157,090	3,079,489
•Applied Systems, Inc.
8.16% (LIBOR03M + 3.00%) 9/19/24	1,534,541	1,531,672
11.65% (SOFR CME03M + 6.75%) 9/17/27	4,170,870	4,163,571
•Bausch & Lomb, Inc. 8.46% (SOFR CME03M + 3.25%) 5/10/27	1,056,614	1,024,471
•Berry Global, Inc. 6.51% (LIBOR01M + 1.75%) 7/1/26	1,352,288	1,346,379
•Calpine Corp.
6.85% (LIBOR01M + 2.00%) 4/5/26	577,500	573,100
7.35% (LIBOR01M + 2.50%) 12/16/27	458,310	455,734
•Castlelake Aviation Ltd.
7.62% (LIBOR03M + 2.75%) 10/22/26	1,154,879	1,142,245
7.78% (SOFR CME03M + 2.75%) 10/22/27	1,650,863	1,625,076
•Charter Communications Operating LLC 6.56% (SOFR CME01M + 1.75%) 2/1/27	1,126,319	1,114,527

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Connect Finco SARL 8.35% (LIBOR01M + 3.50%) 12/11/26	1,269,730	$ 1,260,207
•Core & Main LP
6.86% (LIBOR03M + 4.36%) 7/27/28	465,022	461,534
7.39% (SOFR CME01M + 4.89%) 7/27/28	973,868	966,564
•Entegris, Inc. 7.56% (SOFRTE01M + 2.75%) 7/6/29	2,130,000	2,129,105
•Epicor Software Corp.
8.09% (LIBOR01M + 3.25%) 7/30/27	1,243,323	1,219,016
12.59% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,479,690
•Frontier Communications Corp. 8.63% (LIBOR01M + 3.75%) 5/1/28	2,338,181	2,214,445
•Hamilton Projects Acquiror LLC 9.66% (LIBOR03M + 4.50%) 6/17/27	1,143,602	1,131,960
•Hexion Holdings Corp. 9.45% (SOFRTE03M + 4.50%) 3/15/29	2,221,583	1,981,386
•Informatica LLC 7.60% (LIBOR01M + 2.75%) 10/27/28	1,089,000	1,079,014
•LSF9 Atlantis Holdings LLC 12.15% (SOFR CME03M + 7.25%) 3/31/29	3,534,375	3,434,246
•Mileage Plus Holdings LLC 10.21% (LIBOR03M + 5.25%) 6/21/27	1,753,810	1,817,614
•Organon & Co. 7.97% (LIBOR03M + 3.00%) 6/2/28	2,949,915	2,944,988
•Pacific Gas & Electric Co. 7.88% (LIBOR01M + 3.00%) 6/23/25	1,799,551	1,791,687
•Peraton Corp. 8.59% (LIBOR01M + 3.75%) 2/1/28	2,058,921	2,028,902
•PQ Corp. 7.33% (LIBOR03M + 2.50%) 6/9/28	1,750	1,733
•RealPage, Inc. 7.84% (LIBOR01M + 3.00%) 4/24/28	1,178,040	1,140,673
•Russell Investments U.S. Inst'l Holdco, Inc. 8.34% (LIBOR01M + 3.50%) 5/30/25	10	9
•Ryan Specialty Group LLC 7.91% (SOFR CME01M + 3.00%) 9/1/27	1,121,250	1,117,045
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
∞Scientific Games International, Inc. 0.00% 4/14/29	3,260,301	$ 3,230,404
•Sinclair Television Group, Inc. 8.66% (SOFR CME01M + 3.75%) 4/21/29	2,592,900	2,353,057
•Standard Industries, Inc. 7.12% (LIBOR01M + 2.25%) 9/22/28	4,221,628	4,194,188
•Summit Materials Cos. I LLC 6.29% (LIBOR01M + 2.00%) 11/21/24	7	7
•Ultimate Software Group, Inc. 8.03% (LIBOR03M + 3.25%) 5/4/26	1,963,371	1,910,301
•Vantage Specialty Chemicals, Inc. 9.86% (SOFR CME03M + 4.75%) 10/26/26	4,788,000	4,590,495
•Vertical U.S. Newco, Inc. 8.60% (LIBOR06M + 3.50%) 7/30/27	598	581
•ViaSat, Inc. 9.42% (SOFR CME01M + 4.50%) 3/2/29	4,773,925	4,623,546
•Virgin Media Bristol LLC 8.13% (SOFR CME03M + 3.25%) 2/28/31	421,000	414,685
•Vistra Operations Co. LLC
6.46% (LIBOR01M + 4.71%) 12/31/25	385,782	383,324
6.59% (LIBOR01M + 4.84%) 12/31/25	1,545,989	1,536,141
Total Loan Agreements (Cost $70,990,558)		70,226,789
MUNICIPAL BONDS–0.55%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24	292,711	275,501
Series A1 4.00% 7/1/35	635,810	554,191
Series A1 4.00% 7/1/37	675,370	571,420
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	12,807,909	10,598,545
Total Municipal Bonds (Cost $12,864,268)		11,999,657
NON-AGENCY ASSET-BACKED SECURITIES–2.55%
•Apex Credit CLO Ltd. Series 2018-1A A2 5.85% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,103,832
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.72% 11/25/36	361,069	353,533
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	7,702,366

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,737,500	$ 12,649,005
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	221,388
•Galaxy XXI CLO Ltd. Series 2015-21A AR 5.83% (LIBOR03M + 1.02%) 4/20/31	3,000,000	2,955,219
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	354,147
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,193,750	1,133,221
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	1,120,727	1,063,267
•Man GLG U.S. CLO Series 2018-1A A1R 5.95% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,061,190
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,379,578
•Saranac CLO VII Ltd. Series 2014-2A A1AR 6.15% (LIBOR03M + 1.23%) 11/20/29	1,694,126	1,680,359
•Signal Peak CLO 5 Ltd. Series 2018-5A A 5.93% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,554,704
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,028,770	1,021,493
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.92% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,272,058
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.14% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,475,477
Total Non-Agency Asset-Backed Securities (Cost $60,174,966)		55,980,837
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.82%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	28,074	25,594
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	963,217	829,872
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,932,405	3,383,097
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,186,325	$ 3,396,647
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	218,218	197,956
Series 2014-2 B2 3.41% 6/25/29	81,567	73,588
Series 2015-4 B1 3.55% 6/25/45	617,875	557,118
Series 2015-4 B2 3.55% 6/25/45	443,258	399,672
Series 2016-4 B1 3.82% 10/25/46	381,863	349,706
Series 2016-4 B2 3.82% 10/25/46	702,582	635,012
Series 2017-1 B3 3.45% 1/25/47	1,475,701	1,284,959
Series 2017-2 A3 3.50% 5/25/47	125,476	113,031
Series 2020-2 A3 3.50% 7/25/50	192,246	172,374
Series 2020-7 A3 3.00% 1/25/51	756,707	653,578
Series 2021-1 A3 2.50% 6/25/51	1,418,466	1,152,670
Series 2021-10 A3 2.50% 12/25/51	2,810,863	2,284,156
Series 2021-11 A3 2.50% 1/25/52	7,718,777	6,272,411
Series 2021-13 B1 3.14% 4/25/52	3,181,973	2,427,402
•JP Morgan Trust
Series 2015-1 B2 5.70% 12/25/44	700,184	685,680
Series 2015-5 B2 5.85% 5/25/45	569,465	561,764
Series 2015-6 B1 3.53% 10/25/45	393,763	363,787
Series 2015-6 B2 3.53% 10/25/45	381,458	350,625
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	734,289	607,806
Series 2021-4 A3 2.50% 7/25/51	1,407,022	1,143,370
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	284,456	264,205
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,407,595	1,138,557
Series 2021-6 A1 2.50% 12/25/51	2,731,851	2,209,705

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust
Series 2015-1 B2 3.91% 1/25/45	279,414	$ 262,838
Series 2015-2 B2 3.77% 5/25/45	2,569,728	2,373,605
Series 2017-5 B1 3.78% 8/25/47	3,142,298	2,830,941
Series 2020-4 A2 2.50% 11/25/50	979,937	811,005
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	49,864	48,613
Series 2017-2 A1 2.75% 4/25/57	27,197	26,591
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,348,158
Series 2018-1 A1 3.00% 1/25/58	286,752	273,197
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	316,786	273,711
Total Non-Agency Collateralized Mortgage Obligations (Cost $47,612,824)		39,783,001
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.87%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,322,711
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,450,875
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,214,370
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,354,397
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	3,903,765
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,180,422
Series 2022-BNK39 A4 2.93% 2/15/55	4,977,000	4,184,180
•Series 2022-BNK39 B 3.24% 2/15/55	1,600,000	1,173,843
•Series 2022-BNK39 C 3.27% 2/15/55	1,426,000	912,730
•Series 2022-BNK40 B 3.39% 3/15/64	3,200,000	2,372,862
•Series 2022-BNK41 A4 3.79% 4/15/65	2,250,000	2,031,363
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,500,000	2,047,388
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,270,810
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	$ 4,128,943
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	13,426,324
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	1,950,331
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,526,506
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,646,954
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,615,926
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,333,356
•Series 2022-B32 C 3.45% 1/15/55	3,950,000	2,785,494
•Series 2022-B33 B 3.62% 3/15/55	1,600,000	1,293,768
•Series 2022-B33 C 3.62% 3/15/55	1,600,000	1,163,188
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,055,167
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,621,450
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,521,875
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,157,205
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,758,760
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,284,927
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,281,087
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,661,008
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,274,431
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,344,897
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,692,113
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,829,845
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,674,326

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	$ 2,738,398
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,056,816
Series 2019-GC39 A4 3.57% 5/10/52	820,000	739,386
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	12,065,031
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	4,975,740
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,209,448
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,522,096
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,581,644
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,812,178
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	2,947,300	2,808,320
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	1,942,336
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,177,107
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,597,073
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,878,633
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,523,581
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,101,584
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	6,779,908
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	623,067	604,820
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	1,175,000	1,122,459
Series 2015-NXS3 A4 3.62% 9/15/57	1,250,000	1,183,068
Series 2016-BNK1 A3 2.65% 8/15/49	2,575,000	2,355,402
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	$ 1,231,137
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $228,111,212)			194,453,762
ΔSOVEREIGN BONDS–1.44%
Albania—0.02%
Albania Government International Bonds 3.50% 6/16/27	EUR	350,000	341,363
			341,363
Angola—0.03%
Angolan Government International Bonds
8.25% 5/9/28		306,000	270,244
8.25% 5/9/28		353,000	311,752
8.75% 4/14/32		200,000	168,750
			750,746
Argentina—0.02%
Argentina Government International Bonds
φ0.50% 7/9/30		1,460,820	423,169
1.00% 7/9/29		65,195	18,241
φ1.50% 7/9/35		318,160	82,700
			524,110
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		563,000	479,316
			479,316
Bahrain—0.03%
Bahrain Government International Bonds 7.38% 5/14/30		600,000	618,985
			618,985
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32		400,000	401,176
5.00% 7/15/32		430,000	429,983
			831,159
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30		709,000	634,605
4.75% 1/14/50		525,000	387,359
			1,021,964
Chile—0.04%
Chile Government International Bonds
3.10% 5/7/41		544,000	407,770

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bonds (continued)
3.50% 1/25/50	701,000	$ 523,496
		931,266
Colombia—0.08%
Colombia Government International Bonds
3.25% 4/22/32	1,421,000	1,056,338
4.13% 2/22/42	326,000	210,488
5.00% 6/15/45	442,000	308,391
5.20% 5/15/49	300,000	208,984
		1,784,201
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43	200,000	174,240
		174,240
Dominican Republic—0.08%
Dominican Republic International Bonds
4.88% 9/23/32	1,475,000	1,250,628
5.30% 1/21/41	300,000	233,469
5.50% 2/22/29	200,000	188,116
		1,672,213
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30	66,179	19,782
φ2.50% 7/31/35	612,686	203,580
φ5.50% 7/31/30	233,793	108,677
		332,039
Egypt—0.05%
Egypt Government International Bonds
5.75% 5/29/24	475,000	429,439
8.70% 3/1/49	1,079,000	629,027
		1,058,466
El Salvador—0.02%
El Salvador Government International Bonds 6.38% 1/18/27	609,000	338,032
		338,032
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31	275,000	209,247
		209,247
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27		456,000	$ 166,440
			166,440
Guatemala—0.03%
Guatemala Government Bonds
4.88% 2/13/28		387,000	375,565
5.25% 8/10/29		350,000	340,714
			716,279
Honduras—0.01%
Honduras Government International Bonds 6.25% 1/19/27		200,000	177,934
			177,934
Hungary—0.01%
Hungary Government International Bonds 6.75% 9/25/52		200,000	206,700
			206,700
Indonesia—0.03%
Indonesia Government International Bonds
4.63% 4/15/43		230,000	213,937
4.65% 9/20/32		400,000	398,173
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	153,958
			766,068
Ivory Coast—0.05%
Ivory Coast Government International Bonds
4.88% 1/30/32	EUR	200,000	164,822
6.13% 6/15/33		1,182,000	1,021,045
			1,185,867
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	233,030
			233,030
Kazakhstan—0.02%
Kazakhstan Government International Bonds 6.50% 7/21/45		450,000	468,000
			468,000
Kenya—0.02%
Kenya Government International Bonds
6.30% 1/23/34		200,000	140,500
8.00% 5/22/32		400,000	323,520
			464,020

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Lebanon—0.00%
‡Lebanon Government International Bonds 6.25% 5/27/22		1,351,000	$ 82,749
			82,749
Macedonia—0.01%
North Macedonia Government International Bonds 3.68% 6/3/26	EUR	250,000	248,670
			248,670
Mexico—0.07%
Mexico Government International Bonds
3.50% 2/12/34		1,232,000	1,044,502
4.88% 5/19/33		300,000	286,990
6.35% 2/9/35		200,000	212,380
			1,543,872
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	300,000	297,650
2.38% 12/15/27		200,000	176,018
			473,668
Nigeria—0.03%
Nigeria Government International Bonds
7.88% 2/16/32		652,000	490,604
8.38% 3/24/29		250,000	205,625
			696,229
Oman—0.03%
Oman Government International Bonds 6.75% 1/17/48		630,000	594,588
			594,588
Pakistan—0.00%
Pakistan Government International Bonds 7.38% 4/8/31		200,000	70,500
			70,500
Panama—0.07%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	166,000
Panama Government International Bonds 3.75% 4/17/26		1,411,000	1,332,337
			1,498,337
Paraguay—0.06%
Paraguay Government International Bonds
2.74% 1/29/33		524,000	423,847
4.95% 4/28/31		500,000	484,305
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Paraguay (continued)
Paraguay Government International Bonds (continued)
5.40% 3/30/50		445,000	$ 383,134
			1,291,286
Peru—0.06%
Peruvian Government International Bonds
2.39% 1/23/26		596,000	561,351
2.84% 6/20/30		644,000	562,733
5.63% 11/18/50		182,000	182,975
			1,307,059
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50		869,000	803,286
			803,286
Romania—0.01%
Romania Government International Bonds
2.63% 12/2/40	EUR	114,000	71,458
3.38% 1/28/50	EUR	214,000	139,849
			211,307
Saudi Arabia—0.06%
Saudi Government International Bonds
3.25% 11/17/51		380,000	266,598
3.63% 3/4/28		730,000	701,448
4.88% 7/18/33		400,000	403,500
			1,371,546
Senegal—0.03%
Senegal Government International Bonds 6.75% 3/13/48		873,000	603,679
			603,679
Serbia—0.02%
Serbia International Bonds 3.13% 5/15/27	EUR	400,000	390,962
			390,962
South Africa—0.04%
South Africa Government International Bonds
4.85% 9/30/29		296,000	265,334
5.75% 9/30/49		701,000	513,511
			778,845
Sri Lanka—0.01%
Sri Lanka Government International Bonds
6.20% 5/11/27		742,000	259,854
7.55% 3/28/30		200,000	69,992
			329,846

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	$ 239,594
			239,594
Turkey—0.05%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	318,500
Turkey Government International Bonds 7.63% 4/26/29		922,000	875,900
			1,194,400
Ukraine—0.01%
**†πUkraine Government International Bonds 7.75% 9/1/28		1,434,000	258,725
			258,725
Uruguay—0.03%
Uruguay Government International Bonds 4.38% 1/23/31		563,110	559,195
			559,195
Uzbekistan—0.07%
Republic of Uzbekistan International Bonds
4.75% 11/16/28		380,000	300,524
5.38% 2/20/29		1,094,000	1,000,528
Uzbekneftegaz JSC 4.75% 11/16/28		250,000	197,713
			1,498,765
Total Sovereign Bonds (Cost $40,982,469)			31,498,793
SUPRANATIONAL BANK–0.01%
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	240,792
Total Supranational Bank (Cost $361,948)			240,792
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–10.75%
U.S. Treasury Bonds
2.25% 8/15/46	37,530,000	$ 28,321,956
3.63% 2/15/53	42,085,000	41,782,514
3.88% 2/15/43	22,710,000	22,912,261
•U.S. Treasury Floating Rate Notes
4.87% 10/31/24 (USBMMY3M + 0.14%)	28,370,000	28,366,038
4.93% 1/31/25 (USBMMY3M + 0.20%)	7,095,000	7,099,196
U.S. Treasury Notes
0.38% 4/30/25	132,000	122,430
3.50% 1/31/30	25,440,000	25,336,650
3.50% 2/15/33	5,765,000	5,774,008
3.63% 3/31/28	19,295,000	19,326,656
3.63% 3/31/30	565,000	566,435
4.00% 2/15/26	10,740,000	10,784,470
4.13% 11/15/32	41,735,000	43,854,355
4.63% 2/28/25	985,000	994,581
4.63% 3/15/26	420,000	429,581
Total U.S. Treasury Obligations (Cost $242,945,047)		235,671,131

	Number of Shares
COMMON STOCK–0.04%
=†Grupo Aeromexico SAB de CV	74,288	824,506
Total Common Stock (Cost $1,214,271)		824,506
MONEY MARKET FUND–4.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	93,670,398	93,670,398
Total Money Market Fund (Cost $93,670,398)		93,670,398

TOTAL INVESTMENTS–100.21% (Cost $2,416,708,360)	2,196,477,361

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(4,577,735)
NET ASSETS APPLICABLE TO 245,425,204 SHARES OUTSTANDING–100.00%	$2,191,899,626

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
** Security is in default
† Non-income producing.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.
Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $1,367,585, which represented 0.06% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Metinvest BV	10/1/2019	$790,108	$588,600
MHP Lux SA	9/12/2019	778,443	372,875
State Agency of Roads of Ukraine	6/18/2021	837,381	147,385
Ukraine Government International Bonds	10/16/2015	1,461,256	258,725
Total		$3,867,188	$1,367,585

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(1,772,000)	USD	1,938,533	4/28/23	$13,785	$—
JPMC	EUR	(344,000)	USD	370,196	4/28/23	—	(3,457)
JPMC	EUR	295,000	USD	(316,285)	4/28/23	4,144	—
TD	EUR	(9,559,540)	USD	10,426,591	4/21/23	47,116	—
Total Foreign Currency Exchange Contracts						$65,045	$(3,457)
LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
751	U.S. Treasury 10 yr Notes	$86,306,328	$83,657,037	6/21/23	$2,649,291	$—
(178)	U.S. Treasury 10 yr Ultra Notes	(21,563,031)	(20,799,172)	6/21/23	—	(763,859)
(148)	U.S. Treasury 2 yr Notes	(30,555,063)	(30,219,308)	6/30/23	—	(335,755)
2,197	U.S. Treasury 5 yr Notes	240,588,665	235,652,092	6/30/23	4,936,573	—
176	U.S. Treasury Long Bonds	23,083,500	22,040,276	6/21/23	1,043,224	—
90	U.S. Treasury Ultra Bonds	12,701,250	12,086,200	6/21/23	615,050	—
Total Futures Contracts					$9,244,138	$(1,099,614)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.HY.39- Quarterly[3]	21,800,000	(5.00%)	12/20/27	$293,609	$(251,931)	$545,540	$—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	4,754,000	(1.00%)	6/20/26	$50,663	$97,116	$—	$(46,453)
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(36,221)	(3,648)	—	(32,573)
					93,468	—	(79,026)
Total CDS Contracts					$(158,463)	$545,540	$(79,026)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TD–Toronto Dominion
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$58,897,864	$—	$58,897,864
Agency Commercial Mortgage-Backed Securities	—	5,002,090	—	5,002,090
Agency Mortgage-Backed Securities	—	564,979,072	—	564,979,072
Agency Obligations	—	979,155	—	979,155
Convertible Bonds	—	7,548,014	—	7,548,014
Corporate Bonds	—	824,721,500	—	824,721,500
Loan Agreements	—	70,226,789	—	70,226,789
Municipal Bonds	—	11,999,657	—	11,999,657
Non-Agency Asset-Backed Securities	—	55,980,837	—	55,980,837
Non-Agency Collateralized Mortgage Obligations	—	39,783,001	—	39,783,001
Non-Agency Commercial Mortgage-Backed Securities	—	194,453,762	—	194,453,762
Sovereign Bonds	—	31,498,793	—	31,498,793
Supranational Bank	—	240,792	—	240,792
U.S. Treasury Obligations	—	235,671,131	—	235,671,131
Common Stock	—	—	824,506	824,506
Money Market Fund	93,670,398	—	—	93,670,398
Total Investments	$93,670,398	$2,101,982,457	$824,506	$2,196,477,361
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$65,045	$—	$65,045
Futures Contracts	$9,244,138	$—	$—	$9,244,138
Swap Contract	$—	$545,540	$—	$545,540
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,457)	$—	$(3,457)
Futures Contracts	$(1,099,614)	$—	$—	$(1,099,614)
Swap Contracts	$—	$(79,026)	$—	$(79,026)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund–23